Net Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Computation of Basic and Diluted Net Income Per Share [Line Items]
Net income attributable to Qihoo 360 Technology Co., Ltd		$ 306,968	$ 222,768	$ 99,652
Undistributed earnings allocated to participating unvested shares	[1]	2,538	3,848	3,175
Eliminate the dilutive effect of interest expense of Convertible Senior Notes		$ 32,351	$ 0	$ 0
Weighted average shares outstanding used in computing basic net income per share		185,859,435	185,107,216	180,476,681
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed exercise of stock options and nonvested shares using the treasury stock method		8,676,398	12,384,156	12,560,169
Plus incremental weighted average ordinary shares from Convertible Senior Notes using as-if converted method		20,732,187	0	0
Weighted average shares outstanding used in computing diluted net income per share		215,268,020	197,491,372	193,036,850
Net income per Share, basic		$ 1.65	$ 1.20	$ 0.55
Net income per Share, diluted		$ 1.58	$ 1.13	$ 0.52
Class A and Class B ordinary shares [Member]
Schedule of Computation of Basic and Diluted Net Income Per Share [Line Items]
Net income attributable to Qihoo 360 Technology Co., Ltd		$ 304,430	$ 218,920	$ 96,477
Weighted average shares outstanding used in computing basic net income per share		184,322,471	181,909,716	174,727,288
Effect of dilutive securities:
Weighted average shares outstanding used in computing diluted net income per share	[1]	215,268,020	197,491,372	193,036,850
Net income per Share, basic		$ 1.65	$ 1.20	$ 0.55
Net income per Share, diluted		$ 1.58	$ 1.13	$ 0.52
Participating Unvested Shares [Member]
Schedule of Computation of Basic and Diluted Net Income Per Share [Line Items]
Net income attributable to Qihoo 360 Technology Co., Ltd	[1]	$ 2,538	$ 3,848	$ 3,175
Weighted average shares outstanding used in computing basic net income per share		1,536,964	3,197,500	5,749,393
Effect of dilutive securities:
Net income per Share, basic		$ 1.65	$ 1.20	$ 0.55

[1]	The net income attributable to Qihoo 360 Technology Co. Ltd. was allocated among Class A and Class B ordinary shares, and certain nonvested shares pro rata on the basis of their right to participate in dividends.